Equity - Summary of Reconciliation Between the Number of Outstanding Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary Shares issued [member]
Disclosure of classes of share capital [line items]
Beginning balance	15,203,122,583	13,499,911,771	13,470,955,451
Shares issued for plans destined for employees		1,703,210,812	28,956,320
Ending balance	15,203,122,583	15,203,122,583	13,499,911,771
Percentage of Share Capital	71.61%	71.61%	69.13%
Less: Treasury Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	(163,754,388)	(163,754,388)	(162,216,387)
Shares issued for plans destined for employees			(1,538,001)
Ending balance	(163,754,388)	(163,754,388)	(163,754,388)
Ordinary Shares Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	15,039,368,195	13,336,157,383	13,308,739,064
Shares issued for plans destined for employees		1,703,210,812	27,418,319
Ending balance	15,039,368,195	15,039,368,195	13,336,157,383
Savings Shares Issued and Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	6,027,791,699	6,027,791,699	6,026,120,661
Shares issued for plans destined for employees			1,671,038
Ending balance	6,027,791,699	6,027,791,699	6,027,791,699
Percentage of Share Capital	28.39%	28.39%	30.87%
6.125% Mandatory Convertible Bonds Due 2016 [member] | Ordinary Shares issued [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016	0
6.125% Mandatory Convertible Bonds Due 2016 [member] | Less: Treasury Shares [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016	0
6.125% Mandatory Convertible Bonds Due 2016 [member] | Ordinary Shares Outstanding [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016	0
6.125% Mandatory Convertible Bonds Due 2016 [member] | Savings Shares Issued and Outstanding [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016	0
TIM S.p.A [member] | Shares issued [member]
Disclosure of classes of share capital [line items]
Beginning balance	21,230,914,282	19,527,703,470	19,497,076,112
Shares issued for plans destined for employees		1,703,210,812	30,627,358
Ending balance	21,230,914,282	21,230,914,282	19,527,703,470
Percentage of Share Capital	100.00%	100.00%	100.00%
TIM S.p.A [member] | Shares outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	21,067,159,894	19,363,949,082	19,334,859,725
Shares issued for plans destined for employees		1,703,210,812	29,089,357
Ending balance	21,067,159,894	21,067,159,894	19,363,949,082
TIM S.p.A [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member] | Shares issued [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016	0
TIM S.p.A [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member] | Shares outstanding [member]
Disclosure of classes of share capital [line items]
Shares issued for the full convertion of the Mandatory Convertible Bond due 2016	0